Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
ASSETS
Fixed maturity securities available-for-sale, at fair value (amortized cost: USD 633,908 – June 30, 2023, USD 538,116 – December 31, 2022)	$ 589,958	$ 489,081
Fixed maturity securities held to maturity	1,994	1,994
Equity securities, at fair value (cost: USD 34,845 – June 30, 2023, USD 31,906 – December 31, 2022)	42,899	31,410
Other investments, at fair value (cost: USD 12,597 – June 30, 2023, USD 12,996 – December 31, 2022)	11,383	12,237
Short-term investments	176,228	265,691
Term deposits	35,889	31,335
Equity-method investments measured at fair value	3,629	4,907
Total investments	861,980	836,655
Cash and cash equivalents	170,392	122,143
Accrued investment income	11,393	6,301
Premiums receivable, net of allowance for credit losses (USD 13,617 – June 30, 2023, USD 12,714 – December 31, 2022)	281,859	216,014
Reinsurance recoverables, net of allowance for credit losses (USD 350 – June 30, 2023, USD 325 – December 31, 2022)	202,631	188,800
Ceded unearned premiums	79,840	93,175
Deferred policy acquisition costs, net of ceding commission	65,009	59,565
Deferred tax assets	4,863	5,788
Other assets	55,423	51,973
TOTAL ASSETS	1,733,390	1,580,414
LIABILITIES
Reserve for unpaid loss and loss adjustment expenses	684,978	636,245
Unearned premiums	445,606	390,250
Insurance and reinsurance payables	85,386	90,354
Other liabilities	23,401	28,821
Derivative financial liabilities	27,188	23,805
TOTAL LIABILITIES	1,266,559	1,169,475
SHAREHOLDERS’ EQUITY
Common shares (authorized: 750,000,000 shares at USD 0.01 par value per share; issued and outstanding: 43,620,534 shares – June 30, 2023, 46,013,309 shares – December 31, 2022)	436	460
Additional paid-in capital	125,783	147,893
Treasury shares (31,966 shares –June 30, 2023, 1,668 shares – December 31, 2022)	(286)	(14)
Accumulated other comprehensive loss, net of taxes	(39,425)	(44,239)
Retained earnings	380,323	306,839
TOTAL SHAREHOLDERS’ EQUITY	466,831	410,939
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,733,390	$ 1,580,414